2.9

CRAWFORD LARGE CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS — 100.67%	Shares	Fair Value

Communications — 4.35%
Comcast Corp., Class A	21,500	$ 1,163,365
Omnicom Group, Inc.	17,110	1,268,707
		2,432,072
Consumer Discretionary — 9.30%
Genuine Parts Co.	17,170	1,984,680
Home Depot, Inc. (The)	6,960	2,124,540
Starbucks Corp.	10,000	1,092,700
		5,201,920
Consumer Staples — 12.85%
Coca-Cola Co. (The)	30,000	1,581,300
Colgate-Palmolive Co.	11,500	906,545
Mondelez International, Inc., Class A	25,850	1,513,001
Philip Morris International, Inc.	19,250	1,708,245
Procter & Gamble Co. (The)	10,900	1,476,187
		7,185,278
Financials — 17.54%
American Express Co.	11,900	1,683,136
BlackRock, Inc.	2,100	1,583,316
Chubb Ltd.	10,500	1,658,685
JPMorgan Chase & Co.	6,700	1,019,941
Marsh & McLennan Cos., Inc.	7,000	852,600
Northern Trust Corp.	12,320	1,294,955
Willis Towers Watson PLC	7,478	1,711,565
		9,804,198
Health Care — 17.16%
AbbVie, Inc.	10,500	1,136,310
AstraZeneca PLC - ADR	31,000	1,541,320
Cardinal Health, Inc.	18,000	1,093,500
Johnson & Johnson	13,140	2,159,559
Medtronic PLC	15,000	1,771,950
Merck & Co., Inc.	19,820	1,527,924
Stryker Corp.	1,500	365,370
		9,595,933
Industrials — 16.67%
3M Co.	4,000	770,720
Honeywell International, Inc.	9,500	2,062,165
Hubbell, Inc.	7,140	1,334,395
Johnson Controls International PLC	29,300	1,748,330
Raytheon Technologies Corp.	12,500	965,875
United Parcel Service, Inc., Class B	12,930	2,197,971
W.W. Grainger, Inc.	600	240,558
		9,320,014
Technology — 20.83%
Accenture PLC, Class A	5,840	1,613,299
Fidelity National Information Services, Inc.	8,000	1,124,880
International Business Machines Corp.	8,000	1,066,080
Microsoft Corp.	10,370	2,444,935
S&P Global, Inc.	3,600	1,270,332
SAP SE - ADR	7,500	920,925
Texas Instruments, Inc.	13,350	2,523,017
Visa, Inc., Class A	3,200	677,536
		11,641,004

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 1.97%
American Electric Power Co., Inc.	13,000	$ 1,101,100

Total Common Stocks (Cost $31,938,990)		56,281,519

MONEY MARKET FUNDS - 1.07%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(a)	598,382	598,382

Total Money Market Funds (Cost $598,382)		598,382

Total Investments — 101.74% (Cost $32,537,372)		56,879,901

Liabilities in Excess of Other Assets — (1.74)%		(971,265)

NET ASSETS — 100.00%		$ 55,908,636

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

ADR	- American Depositary Receipt.

At March 31, 2021, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 32,561,096

Gross unrealized appreciation	$ 24,318,805
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on investments	$ 24,318,805

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS — 98.93%	Shares	Fair Value

Communications — 1.12%
Switch, Inc., Class A	216,000	$ 3,512,160

Consumer Discretionary — 8.88%
Carter's, Inc.	31,574	2,807,876
Columbia Sportswear Co.	30,700	3,242,841
Gildan Activewear, Inc.	7,000	214,620
Hanesbrands, Inc.	154,000	3,029,180
Jack in the Box, Inc.	29,138	3,198,770
Leggett & Platt, Inc.	70,843	3,233,983
Monro, Inc.	78,148	5,142,138
Wolverine World Wide, Inc.	179,499	6,878,401
		27,747,809
Consumer Staples — 8.37%
Casey's General Stores, Inc.	27,995	6,052,239
Core-Mark Holding Co., Inc.	102,138	3,951,719
Flowers Foods, Inc.	196,961	4,687,672
J&J Snack Foods Corp.	19,578	3,074,333
MGP Ingredients, Inc.	49,199	2,910,121
PriceSmart, Inc.	56,698	5,485,532
		26,161,616
Financials — 21.36%
BancFirst Corp.	53,660	3,793,225
Bryn Mawr Bank Corp.	84,055	3,825,343
First Hawaiian, Inc.	133,400	3,651,158
First of Long Island Corp. (The)	152,622	3,243,218
Glacier Bancorp, Inc.	60,462	3,451,171
Hanover Insurance Group, Inc.	41,872	5,420,749
Houlihan Lokey, Inc.	63,826	4,245,067
Lazard Ltd., Class A	74,239	3,230,139
Mercury General Corp.	51,200	3,113,472
Old Republic International Corp.	281,718	6,152,721
South State Corp.	58,640	4,603,826
Sterling Bancorp	234,320	5,394,046
Trico Bancshares	127,977	6,062,271
Valley National Bancorp	453,456	6,230,486
Walker & Dunlop, Inc.	42,400	4,356,176
		66,773,068
Health Care — 8.12%
Atrion Corp.	6,239	4,001,133
Cantel Medical Corp.	59,443	4,745,929
CONMED Corp.	49,785	6,501,423
Luminex Corp.	181,340	5,784,746
Psychemedics Corp.	237,076	1,469,871
U.S. Physical Therapy, Inc.	27,713	2,884,924
		25,388,026
Industrials — 24.31%
ESCO Technologies, Inc.	55,224	6,013,342
Franklin Electric Co., Inc.	59,818	4,722,033
Hackett Group, Inc. (The)	365,013	5,982,563
Healthcare Services Group, Inc.	100,884	2,827,779
Hubbell, Inc.	15,900	2,971,551
Kaman Corp.	64,393	3,302,717
Landstar System, Inc.	13,218	2,181,763

See accompanying notes which are an integral part of this schedule of investments.

Littelfuse, Inc.	17,902	$ 4,734,005
Moog, Inc., Class A	51,872	4,313,156
MSC Industrial Direct Co., Inc., Class A	53,357	4,812,268
Mueller Water Products, Inc., Series A	394,851	5,484,481
National Instruments Corp.	120,179	5,189,930
nVent Electric PLC	187,622	5,236,530
Standex International, Inc.	38,000	3,631,660
Tennant Co.	40,290	3,218,768
Valmont Industries, Inc.	23,141	5,499,921
Watsco, Inc.	6,259	1,632,034
Woodward, Inc.	34,690	4,184,655
		75,939,156
Materials — 3.49%
Cameco Corp.	204,331	3,393,937
Compass Minerals International, Inc.	39,958	2,506,166
HB Fuller Co.	79,804	5,020,470
		10,920,573
Real Estate — 6.36%
American Campus Communities, Inc.	46,833	2,021,781
Armada Hoffler Properties, Inc.	178,506	2,238,465
CoreSite Realty Corp.	26,909	3,225,044
Four Corners Property Trust, Inc.	91,401	2,504,387
Independence Realty Trust, Inc.	198,151	3,011,895
Physicians Realty Trust	98,988	1,749,118
Piedmont Office Realty Trust, Inc., Class A	152,575	2,650,228
STAG Industrial, Inc.	73,817	2,480,989
		19,881,907
Technology — 14.16%
American Software, Inc., Class A	303,737	6,287,355
AudioCodes, Ltd.	42,000	1,133,160
Avnet, Inc.	75,304	3,125,869
Brooks Automation, Inc.	56,127	4,582,770
Cass Information Systems, Inc.	108,467	5,018,768
Computer Programs & Systems, Inc.	129,471	3,961,813
Pegasystems, Inc.	17,405	1,990,088
Power Integrations, Inc.	60,741	4,949,176
Sapiens International Corp. NV	124,958	3,972,415
Simulations Plus, Inc.	54,582	3,451,766
TTEC Holdings, Inc.	57,521	5,777,985
		44,251,165
Utilities — 2.76%
Black Hills Corp.	86,552	5,779,077
IDACORP, Inc.	28,500	2,849,145
		8,628,222
Total Common Stocks (Cost $229,089,003)		309,203,702

MONEY MARKET FUNDS - 1.13%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(a)	3,545,542	3,545,542

Total Money Market Funds (Cost $3,545,542)		3,545,542

Total Investments — 100.06% (Cost $232,634,545)		312,749,244

Liabilities in Excess of Other Assets — (0.06)%		(196,920)

NET ASSETS — 100.00%		$ 312,552,324

See accompanying notes which are an integral part of this schedule of investments.

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

At March 31, 2021, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 233,808,657

Gross unrealized appreciation	$ 81,812,407
Gross unrealized depreciation	(2,871,820)
Net unrealized appreciation (depreciation) on investments	$ 78,940,587

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS — 58.44%	Shares	Fair Value

Communications — 4.92%
AT&T, Inc.	70,000	$ 2,118,900
BCE, Inc.	51,080	2,305,751
Verizon Communications, Inc.	22,120	1,286,278
		5,710,929
Consumer Staples — 2.60%
Philip Morris International, Inc.	34,050	3,021,597

Energy — 10.68%
Kinder Morgan, Inc.	169,880	2,828,502
ONEOK, Inc.	56,440	2,859,250
Valero Energy Corp.	38,360	2,746,576
Williams Cos., Inc. (The)	167,490	3,967,838
		12,402,166
Financials — 15.78%
AGNC Investment Corp.	204,490	3,427,252
Huntington Bancshares, Inc.	169,000	2,656,680
New Residential Investment Corp.	278,100	3,128,625
Old Republic International Corp.	122,000	2,664,480
People's United Financial, Inc.	161,540	2,891,566
Valley National Bancorp	259,170	3,560,995
		18,329,598
Health Care — 6.94%
AbbVie, Inc.	33,730	3,650,260
Cardinal Health, Inc.	38,650	2,347,988
Pfizer, Inc.	56,930	2,062,574
		8,060,822
Industrials — 1.49%
BAE Systems PLC - ADR	61,180	1,731,394

Real Estate — 9.87%
Brandywine Realty Trust	173,630	2,241,563
Four Corners Property Trust, Inc.	72,350	1,982,390
Physicians Realty Trust	123,840	2,188,253
STAG Industrial, Inc.	73,780	2,479,746
WP Carey, Inc.	36,430	2,577,787
		11,469,739
Technology — 2.65%
International Business Machines Corp.	23,110	3,079,639

Utilities — 3.51%
Duke Energy Corp.	18,090	1,746,228
NorthWestern Corp.	35,720	2,328,944
		4,075,172
Total Common Stocks (Cost $61,175,674)		67,881,056

See accompanying notes which are an integral part of this schedule of investments.

PREFERRED STOCKS — 28.70%

Energy— 1.19%
Energy Transfer Operating LP, Series D, 7.63%	57,530	$ 1,377,844

Financials— 13.43%
Allstate Corp., Series G, 5.63%	64,550	1,759,633
Annaly Capital Management, Inc., Series F, 6.95%	103,520	2,588,000
Bank of America Corp., Series KK, 5.38%	51,050	1,382,434
Charles Schwab Corp. (The), Series D, 5.95%	51,250	1,299,700
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	356,769
Invesco Mortgage Capital, Inc., Series C, 7.50%	60,130	1,447,329
Two Harbors Investment Corp., Series B, 7.63%	161,400	4,144,751
Wells Fargo & Co., Series L, 7.50%	1,850	2,622,209
		15,600,825
Real Estate— 10.21%
Armada Hoffler Properties Inc., Series A, 6.75%	106,930	2,833,644
Digital Realty Trust, Inc., Series L, 5.20%	102,150	2,722,298
Hersha Hospitality Trust, Series D, 6.50%	66,910	1,625,244
Monmouth Real Estate Investment Corp., Series C, 6.13%	79,840	2,029,533
Vornado Realty Trust, Series M, 5.25%	104,150	2,642,286
		11,853,005
Utilities— 3.87%
Nisource, Inc., Series B, 6.50%	63,250	1,762,778
Sempra Energy, 5.75%	33,400	910,484
Spire, Inc., Series A, 5.90%	66,580	1,826,955
		4,500,217
Total Preferred Stocks (Cost $31,711,270)		33,331,891

CORPORATE BONDS — 9.50%	Principal Amount

Energy — 2.59%
Transcanada Trust, 5.63%, 5/20/2075	$ 2,830,000	3,006,875

Financials — 2.56%
American Express Co., 3.62%, Perpetual (3MO LIBOR + 342.8bps)(a)	2,975,000	2,978,719

Utilities — 4.35%
Centerpoint Energy, Inc. , Series A, 6.13%, Perpetual	1,920,000	2,012,098
Southern Co. (The) , Series B, 5.50%, 3/15/2057	2,975,000	3,038,036
		5,050,134
Total Corporate Bonds (Cost $10,102,606)		11,035,728

MONEY MARKET FUNDS - 3.12%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	3,618,640	3,618,640

Total Money Market Funds (Cost $3,618,640)		3,618,640

Total Investments — 99.76% (Cost $106,608,190)		115,867,315

Other Assets in Excess of Liabilities — 0.24%		280,446

NET ASSETS — 100.00%		$ 116,147,761

See accompanying notes which are an integral part of this schedule of investments.

(a)	Variable rate security. The rate shown is the effective interest rate as March 31, 2021. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

ADR	- American Depositary Receipt.

At March 31, 2021, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$ 106,608,192

Gross unrealized appreciation	$ 10,184,606
Gross unrealized depreciation	(925,483)
Net unrealized appreciation (depreciation) on investments	$ 9,259,123

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2021

(Unaudited)

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), formerly known as Crawford Dividend Growth Fund, Crawford Small Cap Dividend Fund (the “ Small Cap Dividend Fund”), and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2021

(Unaudited)

Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Crawford Investment Counsel, Inc. (the “Adviser) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Unified Series Trust valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$ 56,281,519	$ -	$ -	$ 56,281,519
Money Market Funds	598,382	-	-	598,382
Total	$ 56,879,901	$ -	$ -	$ 56,879,901

Small Cap Dividend Fund
Common Stocks(a)	$ 309,203,702	$ -	$ -	$ 309,203,702
Money Market Funds	3,545,542	-	-	3,545,542
Total	$ 312,749,244	$ -	$ -	$ 312,749,244

Multi-Asset Income Fund
Common Stocks(a)	$ 67,881,056	$ -	$ -	$ 67,881,056
Preferred Stocks(a)	33,331,891	-	-	33,331,891
Corporate Bonds(a)	-	11,035,728	-	11,035,728
Money Market Funds	3,618,640	-	-	3,618,640
Total	$ 104,831,587	$ 11,035,728	$ -	$ 115,867,315

(a)	Refer to Schedule of Investments for sector classifications.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2021

(Unaudited)

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.